Held-to-maturity Financial Assets-2017	12 Months Ended
Dec. 31, 2018
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Held-to-maturity Financial Assets-2017
11.	HELD-TO-MATURITY FINANCIAL ASSETS-2017

December 31, 2017
NT$
(In Millions)
Corporate bonds	$19,338.8
Structured product	1,482.9

$20,821.7

Current portion	$1,988.4
Noncurrent portion	18,833.3

$20,821.7